SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Investments
Period of continuous impairment to qualify as other than temporary decline	6 months
Maximum
Investments
Period of continuous impairment to qualify as other than temporary decline	9 months